Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 34,150,351	$ 39,958,823
Refundable deposits time deposit and bank deposit [member] | Customs [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 961,198	818,195
Purpose of pledge	Customs duty guarantee
Refundable deposits time deposit [member] | Science park administration [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 237,358	246,008
Purpose of pledge	Collateral for land lease
Refundable deposits time deposit [member] | Science park administration [member] | Dormitory lease [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 19,579	20,991
Purpose of pledge	Collateral for dormitory lease
Refundable deposits time deposit [member] | Science park administration [member] | Research project performance guarantees [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	800
Purpose of pledge	Industry-university cooperative research project performance guarantees
Refundable deposits time deposit [member] | Liquefied natural gas business division, CPC corporation, Taiwan [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 37,084	37,084
Purpose of pledge	Energy resources guarantee
Refundable deposits time deposit [member] | Bank of China [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,000,000	0
Purpose of pledge	Bank performance guarantee
Buildings [member] | Taiwan cooperative bank and secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 5,823,938	6,083,976
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [member] | Taiwan cooperative bank mega international commercial bank and secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 25,762,086	32,428,768
Purpose of pledge	Collateral for long-term loans
Other non current assets [member] | Secured syndicated loans from China development bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 309,108	$ 323,001
Purpose of pledge	Collateral for long-term loans